[DECHERT LLP LETTERHEAD]

January 15, 2016

Ms. Valerie Lithotomos
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Claymore Exchange-Traded Fund Trust 2 (the “Trust”; File Nos. 333-135105 & 811-21910)

Dear Ms. Lithotomos:

On behalf of the Trust, attached herewith for filing is the Post-Effective Amendment No. 249 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This filing relates to the Guggenheim International Optimized Volatility ETF and Guggenheim World Optimized Volatility ETF, each a newly created series of the Trust, and should have no effect on the other existing series of the Trust.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz